FINANCIAL EXPENSES NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Expenses Net [Abstract]
Income from investments	$ 34	$ 24	$ 32
Interest expense and other bank charges	(270)	(300)	(314)
Losses from hedging transactions in connection with the ratiopharm acquisition	0	0	0
Foreign exchange (gains) losses - net	9	(30)	(8)
Other Than Temporary Impairment of Securities	(631)	$ (6)	0
Gain From Interest Rate Swap Transaction	0		0
Other- mainly debt tender offer and termination of related swap agreements	(142)	$ (1)	(109)
Financial expenses-net	$ (1,000)	$ (313)	$ (399)